QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.1%

	COMMON STOCKS – 101.1%

	Air Freight & Logistics – 0.1%

3,086	FedEx Corporation	$559,831

	Airlines – 0.4%

34,579	Delta Air Lines Inc.	1,786,005
7,522	Ryanair Holdings PLC, ADR	563,699
29,336	Southwest Airlines Company	1,522,832
	Total Airlines	3,872,536

	Auto Components – 0.2%

29,673	American Axle & Manufacturing Holdings Inc.	424,621
24,524	Gentex Corporation	507,156
4,713	Lear Corporation	639,601
	Total Auto Components	1,571,378

	Automobiles – 0.1%

54,841	Ford Motor Company	481,504

	Banks – 0.1%

5,578	JPMorgan Chase & Company	564,661

	Beverages – 0.8%

25,430	Brown-Forman Corporation	1,342,195
101,501	Monster Beverage Corporation	5,539,925
	Total Beverages	6,882,120

	Biotechnology – 8.3%

9,259	Agios Pharmaceuticals Inc., (2)	624,427
15,675	Alkermes PLC, (2)	571,981
127,932	Amgen Inc., (3)	24,304,521
31,638	Biogen Inc.	7,478,590
140,204	Celgene Corporation, (3)	13,226,845
224,857	Gilead Sciences Inc., (3)	14,617,954
69,102	ImmunoGen Inc., (2)	187,266
11,753	Ionis Pharmaceuticals Inc., (2)	953,991
14,394	Myriad Genetics Inc., (2)	477,881
19,629	Regeneron Pharmaceuticals Inc.	8,060,060
13,583	Seattle Genetics Inc.	994,819
4,035	United Therapeutics Corporation, (2)	473,588
	Total Biotechnology	71,971,923

	Capital Markets – 0.5%

11,043	Moody's Corporation	1,999,777
27,301	Morgan Stanley	1,152,102
12,970	SEI Investments Company	677,682
8,147	T Rowe Price Group Inc.	815,678
	Total Capital Markets	4,645,239

	Chemicals – 0.3%

6,571	Ecolab Inc.	1,160,044
3,363	Sherwin-Williams Company	1,448,478
	Total Chemicals	2,608,522

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.5%

11,517	Copart Inc.	$697,815
8,484	KAR Auction Services Inc.	435,314
16,732	Tetra Tech Inc.	997,060
8,012	Waste Connections Inc.	709,783
10,505	Waste Management Inc.	1,091,575
	Total Commercial Services & Supplies	3,931,547

	Communications Equipment – 5.1%

800,000	Cisco Systems Inc., (3)	43,192,000
5,575	F5 Networks Inc.	874,885
	Total Communications Equipment	44,066,885

	Containers & Packaging – 0.1%

4,463	Ball Corporation	258,229
11,155	International Paper Company	516,142
	Total Containers & Packaging	774,371

	Distributors – 0.2%

3,849	Genuine Parts Company	431,204
8,698	Pool Corporation	1,434,909
	Total Distributors	1,866,113

	Diversified Consumer Services – 0.2%

48,186	Service Corp International	1,934,668

	Electrical Equipment – 0.2%

10,482	Rockwell Automation Inc.	1,839,172

	Electronic Equipment, Instruments & Components – 0.5%

13,551	Amphenol Corporation	1,279,756
4,101	Arrow Electronics Inc., (2)	316,023
6,650	Avnet Inc.	288,411
33,809	Corning Inc.	1,119,078
8,581	Keysight Technologies Inc., (2)	748,263
15,345	National Instruments Corporation	680,704
	Total Electronic Equipment, Instruments & Components	4,432,235

	Energy Equipment & Services – 0.1%

36,367	Nabors Industries Ltd	125,103
41,606	Transocean Ltd	362,388
	Total Energy Equipment & Services	487,491

	Entertainment – 0.0%

10,821	Cinemark Holdings Inc.	432,732

	Equity Real Estate Investment Trust – 0.4%

20,548	Apartment Investment & Management Company, Class A	1,033,359
60,901	CubeSmart	1,951,268
3,456	Retail Value Inc.	107,723
33,242	SITE Centers Corporation	452,756
	Total Equity Real Estate Investment Trust	3,545,106

	Food & Staples Retailing – 0.3%

4,240	Casey's General Stores Inc.	545,985
28,221	Kroger Company	694,236
9,705	Sysco Corporation	647,906
22,644	US Foods Holding Corporation, (2)	790,502
	Total Food & Staples Retailing	2,678,629

Shares	Description (1)	Value

	Food Products – 0.2%

16,955	Conagra Brands Inc.	$470,332
5,913	Hain Celestial Group Inc., (2)	136,709
12,270	Pilgrim's Pride Corporation, (2)	273,498
4,240	Post Holdings Inc., (2)	463,856
	Total Food Products	1,344,395

	Health Care Equipment & Supplies – 1.5%

76,517	Abbott Laboratories, (3)	6,116,769
4,070	Becton Dickinson and Company, (3)	1,016,401
17,847	Danaher Corporation	2,356,161
9,409	Hill-Rom Holdings Inc.	996,037
4,141	Stryker Corporation, (3)	817,930
12,382	Zimmer Biomet Holdings Inc., (3)	1,581,181
	Total Health Care Equipment & Supplies	12,884,479

	Health Care Providers & Services – 0.2%

4,564	McKesson Corporation, (3)	534,262
8,864	Universal Health Services Inc.	1,185,737
	Total Health Care Providers & Services	1,719,999

	Hotels, Restaurants & Leisure – 0.5%

23,105	Carnival Corporation	1,171,885
11,155	Darden Restaurants Inc.	1,354,998
32,571	Restaurant Brands International Inc.	2,120,698
	Total Hotels, Restaurants & Leisure	4,647,581

	Household Durables – 0.1%

46,329	KB Home	1,119,772

	Industrial Conglomerates – 0.1%

6,402	Honeywell International Inc.	1,017,406

	Insurance – 0.2%

26,378	Fidelity National Financial Inc.	964,116
13,386	Torchmark Corporation	1,096,983
	Total Insurance	2,061,099

	Interactive Media & Services – 15.7%

34,375	Alphabet Inc., (3)	40,332,531
33,333	Alphabet Inc.	39,229,274
47,960	Baidu Inc., ADR, (2), (3)	7,906,206
260,000	Facebook Inc.	43,339,400
19,630	IAC/InterActiveCorporation	4,124,459
33,462	Twitter Inc., (2)	1,100,231
	Total Interactive Media & Services	136,032,101

	Internet & Direct Marketing Retail – 14.3%

55,000	Amazon.com Inc.	97,941,250
9,480	Booking Holdings Inc.	16,541,747
234,230	eBay Inc., (3)	8,699,302
	Total Internet & Direct Marketing Retail	123,182,299

	IT Services – 4.5%

8,089	Black Knight Inc.	440,851
13,765	DXC Technology Company	885,227
26,548	Fidelity National Information Services Inc.	3,002,579
21,425	Genpact Ltd	753,732
18,200	Global Payments Inc.	2,484,664
65,694	Infosys Ltd, ADR	718,035
50,191	Jack Henry & Associates Inc.	6,963,499
5,588	Leidos Holdings Inc.	358,135
218,030	PayPal Holdings Inc.	22,640,235

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	IT Services (continued)

6,884	Perspecta Inc.	$139,194
9,572	Total System Services Inc.	909,436
	Total IT Services	39,295,587

	Life Sciences Tools & Services – 0.7%

64,693	Agilent Technologies Inc.	5,200,023
5,342	Charles River Laboratories International Inc., (2)	775,926
	Total Life Sciences Tools & Services	5,975,949

	Machinery – 0.2%

10,625	Caterpillar Inc.	1,439,581
8,930	Fortive Corporation	749,138
	Total Machinery	2,188,719

	Media – 3.9%

5,467	AMC Networks Inc., (2)	310,307
21,417	CBS Corporation	1,017,950
758,455	Comcast Corporation, (3)	30,323,031
88,822	News Corporation	1,104,945
73,714	News Corporation	920,688
7,626	WPP PLC, ADR	402,653
	Total Media	34,079,574

	Multiline Retail – 0.2%

71,060	JC Penney Company Inc.	105,879
7,698	Kohl's Corporation	529,392
11,267	Target Corporation	904,289
	Total Multiline Retail	1,539,560

	Oil, Gas & Consumable Fuels – 0.4%

22,199	Anadarko Petroleum Corporation	1,009,611
13,163	Antero Resources Corporation, (2)	116,229
9,705	Continental Resources Inc.	434,493
10,374	Devon Energy Corporation	327,403
26,660	Marathon Oil Corporation	445,489
12,606	Noble Energy Inc.	311,746
28,669	QEP Resources Inc.	223,331
17,178	Range Resources Corporation	193,081
	Total Oil, Gas & Consumable Fuels	3,061,383

	Pharmaceuticals – 0.1%

6,646	Jazz Pharmaceuticals PLC, (2)	950,046

	Professional Services – 0.4%

11,498	IHS Markit Ltd	625,261
12,785	ManpowerGroup Inc.	1,057,192
21,860	Robert Half International Inc.	1,424,397
	Total Professional Services	3,106,850

	Semiconductors & Semiconductor Equipment – 11.5%

102,616	Analog Devices Inc.	10,802,386
349,465	Applied Materials Inc., (3)	13,859,782
19,843	Integrated Device Technology Inc.	972,109
725,105	Intel Corporation, (3)	38,938,138
92,016	NVIDIA Corporation	16,522,393
31,105	ON Semiconductor Corporation	639,830
6,619	Power Integrations Inc.	462,933
263,229	QUALCOMM Inc., (3)	15,011,950
11,318	Silicon Laboratories Inc., (2)	915,173
22,309	Taiwan Semiconductor Manufacturing Company Ltd, ADR	913,777
	Total Semiconductors & Semiconductor Equipment	99,038,471

Shares	Description (1)			Value

	Software – 14.6%

20,075	ANSYS Inc., (2)			$3,667,903
60,229	Autodesk Inc.			9,384,883
13,371	CDK Global Inc.			786,482
5,364	j2 Global Inc., (3)			464,522
880,000	Microsoft Corporation, (3)			103,787,200
1,767	MicroStrategy Inc., (2), (3)			254,890
24,790	Open Text Corporation			952,680
44,617	Oracle Corporation			2,396,379
13,834	PTC Inc., (2)			1,275,218
17,845	Red Hat Inc.			3,260,282
	Total Software			126,230,439

	Specialty Retail – 0.8%

16,622	Aaron's Inc.			874,317
4,987	Advance Auto Parts Inc.			850,433
891	AutoZone Inc.			912,491
18,404	Bed Bath & Beyond Inc.			312,684
22,309	CarMax Inc.			1,557,168
19,566	Dick's Sporting Goods Inc.			720,225
10,374	Foot Locker Inc.			628,664
16,175	Michaels Companies Inc., (2)			184,719
15,617	Sally Beauty Holdings Inc., (2)			287,509
19,855	Urban Outfitters Inc., (2)			588,502
	Total Specialty Retail			6,916,712

	Technology Hardware, Storage & Peripherals – 12.1%

545,000	Apple Inc., (3)			103,522,750
21,243	Hewlett Packard Enterprise Company			327,780
8,924	NetApp Inc.			618,790
	Total Technology Hardware, Storage & Peripherals			104,469,320

	Textiles, Apparel & Luxury Goods – 0.3%

8,249	PVH Corporation			1,005,965
4,238	Ralph Lauren Corporation			549,584
19,855	Skechers USA Inc., (2)			667,327
	Total Textiles, Apparel & Luxury Goods			2,222,876

	Wireless Telecommunication Services – 0.2%

31,905	Sprint Corporation			180,263
21,466	Telephone & Data Systems Inc.			659,650
14,514	United States Cellular Corporation, (2)			666,338
	Total Wireless Telecommunication Services			1,506,251
	Total Long-Term Investments (cost $306,010,145)			873,737,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

	REPURCHASE AGREEMENTS – 1.9%

$15,909	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $15,910,882, collateralized by $15,850,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $16,231,050	1.200%	4/01/19	$15,909,291
	Total Short-Term Investments (cost $15,909,291)			15,909,291
	Total Investments (cost $321,919,436) – 103.0%			889,646,822
	Other Assets Less Liabilities – (3.0)% (4)			(25,566,445)
	Net Assets Applicable to Common Shares – 100%			$864,080,377

QQQX	Nuveen NASDAQ 100 Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Investments in Derivatives

Options Purchased

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Utilities Select Sector SPDR	Put	400	$2,280,000	$57	4/18/19	$12,000
Total Options Purchased (premiums paid $14,016)		400	$2,280,000			$12,000

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
NASDAQ® 100 Index	Call	(120)	$(87,900,000)	$7,325	4/18/19	$(1,685,400)
NASDAQ® 100 Index	Call	(120)	(88,200,000)	7,350	4/18/19	(1,486,800)
NASDAQ® 100 Index	Call	(475)	(346,750,000)	7,300	4/18/19	(7,524,000)
Total Options Written (premiums received $9,248,189)		(715)	$(522,850,000)			$(10,696,200)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$873,737,531	$—	$—	$873,737,531
Short-Term Investments:
Repurchase Agreements	—	15,909,291	—	15,909,291
Investments in Derivatives:
Options Purchased	12,000	—	—	12,000
Options Written	(10,696,200)	—	—	(10,696,200)
Total	$863,053,331	$15,909,291	$—	$878,962,622

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt